LONG-TERM DEBT (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT
Non-current portion of non-current borrowings		$ 780.5	$ 1,007.7
Senior unsecured notes - due November 15, 2022
LONG-TERM DEBT
Non-current portion of non-current borrowings	[1]	495.3	494.3
Senior unsecured notes - due May15, 2025
LONG-TERM DEBT
Non-current portion of non-current borrowings	[2]	285.2	283.4
Credit Facility [member]
LONG-TERM DEBT
Non-current portion of non-current borrowings	[3]	$ 0.0	$ 230.0

[1]	Senior Unsecured Notes – due November 15, 2022
[2]	Senior Unsecured Notes – due May 15, 2025
[3]	Credit Facility